Note 27 - Segmented Information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues	$ 5,558,462	$ 4,822,024
Cost of revenue	3,332,381	2,899,949
Equity earnings from non-consolidated investments	12,461	7,270
Depreciation and amortization	256,015	221,602
Acquisition related costs	29,872	(27,802)
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	(696)	(0)
Share-Based Payment Arrangement, Expense	55,621	46,041
Restructuring, optimization and integration	38,079	23,285
Gains attributable to MSRs	(31,237)	(15,363)
Consolidated operating earnings	370,958	389,212
Interest	82,373	85,779
Equity earnings from non-consolidated investments	(12,461)	(7,270)
Other income	(3,661)	(410)
Consolidated earnings before income tax	304,707	311,113
Income tax expense	80,154	74,177
Consolidated net earnings	224,553	236,936
Purchases of fixed assets	78,702	65,085
Operating Segments [Member]
Revenues	5,557,792	4,821,587
Cost of revenue	3,332,164	2,899,912
Indirect operating costs	1,491,646	1,271,941
Equity earnings from non-consolidated investments	12,461	7,270
Adjusted EBITDA	746,443	657,004
Equity earnings from non-consolidated investments	(12,461)	(7,270)
Purchases of fixed assets	73,446	61,855
Operating Segments [Member] | Real Estate Services [Member]
Revenues	3,290,578	3,071,610
Cost of revenue	2,128,595	2,004,086
Indirect operating costs	797,330	736,673
Equity earnings from non-consolidated investments	2,284	2,549
Adjusted EBITDA	366,937	333,400
Equity earnings from non-consolidated investments	(2,284)	(2,549)
Purchases of fixed assets	40,250	45,173
Operating Segments [Member] | Engineering [Member]
Revenues	1,734,940	1,237,384
Cost of revenue	986,484	709,142
Indirect operating costs	583,775	418,313
Equity earnings from non-consolidated investments	0	0
Adjusted EBITDA	164,681	109,929
Equity earnings from non-consolidated investments	0	0
Purchases of fixed assets	21,224	13,313
Operating Segments [Member] | Investment Management [Member]
Revenues	532,274	512,593
Cost of revenue	217,085	186,684
Indirect operating costs	110,541	116,955
Equity earnings from non-consolidated investments	10,177	4,721
Adjusted EBITDA	214,825	213,675
Equity earnings from non-consolidated investments	(10,177)	(4,721)
Purchases of fixed assets	11,972	3,369
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenues	670	437
Cost of revenue	218	37
Indirect operating costs	14,430	13,159
Adjusted EBITDA	(13,978)	(12,759)
Purchases of fixed assets	$ 5,256	$ 3,229